Financial instruments and risk management (Details 3) - Fuel Derivative [Member] - Fuel Risk [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Decline In Prices Barrel 25 [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	53.88
Total exposure	R$ (3,467)
Decline In Prices Barrel 10 [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	64.66
Total exposure	R$ (2,846)
Increase In Prices Barrel Plus 10 [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	79.02
Total exposure	R$ 6,530
Increase In Prices Barrel Plus 25 [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	89.80
Total exposure	R$ 29,942